SHARE-BASED COMPENSATION (Details)			1 Months Ended	12 Months Ended
	Jun. 15, 2020 shares	Mar. 11, 2015 shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Oct. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Share-based Payment Arrangement, Expense | ¥				¥ 186,903,431
Exercise price | $ / shares					$ 0.01
Mr. Baoli Ma, founder, Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense | ¥				68,166,664
Exercise price | $ / shares			$ 0.01
Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense | ¥				¥ 31,082,306
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group		1,551,724
Vesting period		4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group	758,783
2020 Plan | Mr. Baoli Ma, founder, Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group			303,513
2020 Plan | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group						268,487
Option vest on the first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Option vest on the first anniversary | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Option vest monthly over subsequent 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months
Option vest monthly over subsequent 36 months | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		36 months